Operating lease liabilities - Schedule of Operating Lease Costs Related to Vessel Sale-leaseback Transactions and Other Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease costs:
Operating lease costs	$ 61.6	$ 115.1
Variable lease adjustments	(2.4)	4.7
Other information:
Operating cash outflow used for operating leases	$ 47.2	$ 113.3
Weighted average discount rate	5.40%	4.80%
Weighted average remaining lease term	4 years	4 years